Intangible assets	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Intangible assets	Intangible assets
See accounting policies in notes 38(I) and (L)(ii).

	Website and mobile apps	Trademark and technology	Product development cost	Computer software	Customer relationship	Total
Cost:
At January 1, 2022	$1,351,053	$26,119,306	$2,656,881	$—	$—	$30,127,240
Additions	42,968	19,141	484,966	847,478	—	1,394,553
Additions from acquisition (note 34(C))	—	12,900,000	—	811,897	800,000	14,511,897
Disposals	(165,048)	—	(3,131,244)	—	—	(3,296,292)
Exchange differences	(16,656)	(4,950,867)	(10,603)	5,818	—	(4,972,308)
At December 31, 2022 and January 1, 2023	1,212,317	34,087,580	—	1,665,193	800,000	37,765,090
Additions	29,748	—	—	536,775	—	566,523
Written off	(170,897)	—	—	(613,741)	—	(784,638)
Exchange differences	1,071	(602)	—	(5,667)	—	(5,198)
At December 31, 2023	$1,072,239	$34,086,978	$—	$1,582,560	$800,000	$37,541,777
Accumulated amortization and impairment loss:
At January 1, 2022	$1,109,492	$4,697,964	$493,502	$—	$—	$6,300,958
Charge for the year	126,238	757,212	672,641	—	—	1,556,091
Written back on disposal	(83,549)	—	(3,131,244)	—	—	(3,214,793)
Additions from acquisition (note 34(C))	—	—	—	685,508	—	685,508
Impairment loss (note 7(a)(iv))	—	17,147,067	1,962,513	—	—	19,109,580
Exchange differences	(496)	(1,460,221)	2,588	—	—	(1,458,129)
At December 31, 2022 and January 1, 2023	1,151,685	21,142,022	—	685,508	—	22,979,215
Charge for the year	53,961	1,333,180	—	447,420	80,000	1,914,561
Written off	(170,897)	—	—	(613,741)	—	(784,638)
Exchange differences	1,331	(388)	—	7,048	—	7,991
At December 31, 2023	$1,036,080	$22,474,814	$—	$526,235	$80,000	$24,117,129
Carrying amounts:
At January 1, 2022	$241,561	$21,421,342	$2,163,379	$—	$—	$23,826,282
At December 31, 2022	$60,632	$12,945,558	$—	$979,685	$800,000	$14,785,875
At December 31, 2023	$36,159	$11,612,164	$—	$1,056,325	$720,000	$13,424,648